Related Party Balances and Transactions - Schedule of Movement of Allowances for Expected Credit Loss (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Movement of Allowances for Expected Credit Loss [Abstract]
Balance at beginning of the year
Reversal of Provision / (Provision)
Ending balance